Accounts payable and accrued liabilities - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Accounts payable and accrued liabilities
Trade payable	$ 409,696	$ 881,835
Sales tax payable	47,427
Accrued liabilities	744,320	610,558
Salary, bonus and vacation payable	1,109,219	168,244
Total	$ 2,310,662	$ 1,660,637